SUBSEQUENT EVENT (Details Narrative)					9 Months Ended			12 Months Ended
	Nov. 03, 2021 USD ($) $ / shares shares	Mar. 18, 2021 USD ($)	Mar. 18, 2021 CNY (¥)	Mar. 12, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Compensation received | $							$ 3,149,106	$ 1,064,358
Common stock, par value | $ / shares							$ 0.001	$ 0.001	$ 0.001
Preliminary Prospectus [Member]
Subsequent Event [Line Items]
Number of common stock issued | shares								15,889,371
Common stock, par value | $ / shares								$ 0.001
Share issued price per shares | $ / shares								$ 3.38
Sichuan Wetouch Technology Co. Ltd. [Member] | Forecast [Member]
Subsequent Event [Line Items]
Monthly rent					$ 46,154	¥ 300,000
Subsequent Event [Member] | BVI Wetouch [Member]
Subsequent Event [Line Items]
Consideration amount | $				$ 10,000
Subsequent Event [Member] | Sichuan Wetouch Technology Co. Ltd. [Member]
Subsequent Event [Line Items]
Compensation received		$ 17,700,000	¥ 115,200,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrant to purchase shares of common stock | shares	200,000
Exercise of warrant price per share | $ / shares	$ 1.25
Proceeds from issuance of warrants | $	$ 225,000
Subsequent Event [Member] | Purchase Agreement [Member] | Lender [Member]
Subsequent Event [Line Items]
Convertible promissory note, principal amount | $	$ 250,000
Debt instrument, interest rate, stated percentage	8.00%